Restatement of Previously Issued Financial Statements (Details) - Deerfield Healthcare Technology Acquisitions Corp - $ / shares	Jul. 21, 2020	Mar. 31, 2021	Dec. 31, 2020
Public Offering
Class of Warrant or Right [Line Items]
Number of shares issued	14,375,000
Number of shares in a unit	1
Common shares, par value (in dollars per share)	$ 0.0001
Number of warrants in a unit	0.2
Public warrants
Class of Warrant or Right [Line Items]
Warrants expiration term (in years)	5 years	5 years	5 years
Public warrants | Public Offering
Class of Warrant or Right [Line Items]
Number of shares issuable per warrant	1
Exercise price of warrants (in dollars per share)	$ 11.50